Financial Assets and Financial Liabilities - Summary of Carrying Amounts of Financial Instruments Category Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	₩ 577,787,581	₩ 541,632,120
Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	12,271,604	12,088,980
Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	9,506,709	3,682,258
Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	388,888,452	372,023,918
Borrowings
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	71,717,366	56,912,374
Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	68,698,203	67,430,188
Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	26,705,247	29,494,402
Financial instruments at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	11,402,747	6,449,373
Financial instruments at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	2,193,210	2,939,584
Financial instruments at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	9,209,537	3,509,789
Financial instruments designated at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	10,078,394	9,149,396
Financial instruments designated at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	10,078,394	9,149,396
Financial instruments at amortized cost
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	556,009,268	525,860,882
Financial instruments at amortized cost | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	388,888,452	372,023,918
Financial instruments at amortized cost | Borrowings
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	71,717,366	56,912,374
Financial instruments at amortized cost | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	68,698,203	67,430,188
Financial instruments at amortized cost | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	26,705,247	29,494,402
Derivatives held for hedging
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	297,172	172,469
Derivatives held for hedging | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	₩ 297,172	₩ 172,469